COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2021
COMMON STOCK
Schedule of common stock

	As at 31	As at 31
	December 2021	December 2020
	£'000	£'000
Ordinary share capital
Issued and fully paid
303,435,997 Ordinary Shares of £0.001 each	303	294
Issued in the period
164,646,338 Ordinary Shares of £0.001 each	165	—
Fully paid not yet issued
Ordinary Shares of £0.001 each	—	9
468,082,335 Ordinary Shares of £0.001 each	468	303

Additional paid-in capital
At beginning of the period	1,540	25,252
Cancelled during the period	—	(25,252)
Issued in the period	150,977	—
Issue costs	(12,936)	—
Fully paid not yet issued	—	1,540
At the end of period	139,581	1,540